Shareholders' equity - Reconciliation (Details) $ in Thousands		12 Months Ended
	Dec. 23, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 $ / shares shares	Oct. 22, 2020 shares	Sep. 09, 2019 shares
Share capital
Number of shares sold | shares					17,888,889	9,859,155
Total costs incurred		$ 301
Changes in share capital
Balance at the beginning		88,739	$ 37,092
Aggregate fair value of shares		47,749
Issued in connection with the 2019 Offering (note 8 (a) (iii))		37,297	72,651
Balance at the end		147,115	$ 88,739
At-the-market
Share capital
Aggregate gross proceeds	$ 50,000
Term of agreement	2 years
Maximum commission percentage	3.00%
Number of shares sold | shares				0
Total costs incurred		$ 380
Share Capital
Changes in number of shares issued
Balance at the beginning | shares		55,378,660	43,622,136
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 8 (a) (i)) | shares		4,770,000
Issued in connection with the 2020 Offering (note 8 (a) (ii)) | shares		17,888,889	11,179,451
Issued upon stock options exercise (note 8 (b) (i)) | shares		128,222	41,667
Issued upon broker warrants exercise (note 8 (b) (ii)) | shares		171,590	535,406
Balance at the end | shares		78,337,361	55,378,660
Changes in share capital
Balance at the beginning		$ 486,401	$ 405,626
Aggregate fair value of shares		47,749
Issued in connection with the 2019 Offering (note 8 (a) (iii))		40,250	79,374
Issued upon stock options exercise (note 8 (b) (i))		334	103
Issued upon broker warrants exercise (note 8 (b) (ii))		552	1,298
Balance at the end		$ 575,286	$ 486,401
Common shares
Share capital
Par value | $ / shares				$ 0
Preferred shares
Share capital
Par value | $ / shares				$ 0